UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGSOF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4643

VOLUMETRIC FUND, INC.
(Exact name of registrant as specified in charter)

87 Violet Drive
Pearl River, New York 10965
(Address of principal executive offices) (Zip code)

Irene Zawitkowski
Chief Executive Officer

VOLUMETRIC FUND, INC.
87 Violet Drive
Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 623-7637

Date of fiscal year end: December 31, 2020

Date of reporting period: March 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

March 31, 2020

Volumetric Fund, Inc.

  Conservative Equity Growth Fund

First Quarter

Report 2020

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Volumetric Fund’s (the “Fund”) shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 800-541-3863 or info@volumetric.com.

However, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports and other communications by contacting the Fund at 800-541-3863 or info@volumetric.com.

To our Shareholders:

We at Volumetric Fund hope this report finds you and your family in good health during these uncertain times of Covid-19. As you take care of your family, be assured we will take care of your investment at Volumetric Fund. The Fund is operating as usual, just a phone call or e-mail away. You may also visit the Fund’s website at volumetric.com.

Volumetric Fund’s net asset value (“NAV”) per share has declined 17.0% in the first quarter of 2020. Overall, as of March 31, 2020, the Fund’s NAV has declined $3.64, from $21.41 on December 31, 2019 to $17.77, as of March 31, 2020. Our cash and money market positions, at the end of the first quarter were 37.3% and equities were 62.7%.

The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in Volumetric Fund since its inception on January 1, 1979, is at $305,969 as of March 31, 2020. This is equivalent to an 8.65% compounded annual growth rate since the Fund’s first full year of operation in 1979.

PORTFOLIO REVIEW (Unaudited)

At the end of the first quarter we had 41 securities in our portfolio. The average security had an unrealized gain of 31.3%. Our portfolio contained 24 gainers and 17 losers. As of March 31, our best percentage gainer was Microsoft Corp. with a 174.6% gain. Our worst performer was Metlife Inc. with a 36.7% loss.

Our investment activity during the first quarter, included no stocks purchased and 24 stocks sold, as indicated below:

Purchases: none to report.

Sales: Amphenol Corp - Class A, AT&T Inc., Automatic Data Processing Inc., Cerner Corp., Chevron Corp., Cisco Systems Inc., Coca-Cola Co., Cognizant Technology Solutions Corp - Cl A., Dish Network Corp. - Class A, Flir Systems Inc., Flowserve Corp., General Dynamics Corp., Globe Life Inc., Halliburton Co., Lennar Corp. - Class A, LKQ Corp., McCormick & Co Inc., Microsoft Corp. (half of the position sold), Mohawk Industries Inc., Mosaic Company, Norfolk Southern Corp., Pfizer Inc., Regions Financial Corp., and The Bank of New York Mellon.

Our most profitable sale of a stock, on a percentage basis, was Microsoft Corp. (half of the position sold), with a 175.36% gain. The Fund has been aggressively increasing the cash position during the first quarter, hence 24 stocks were sold while no stocks qualified for purchase.

TOP STOCK GAINERS (Unaudited)

As of March 31, 2020, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

Stock Name	Unrealized Gain (%)	% of Fund's Net Assets
Microsoft Corp	174.6%	1.4%
Autodesk Inc	160.3%	2.7%
HP Inc	141.4%	0.8%
FMC Corp	127.6%	2.0%
Amazon.com Inc	103.4%	2.3%
Atmos Energy Corp	95.2%	0.8%
Visa Inc Class A	92.1%	2.1%
Waste Connections Inc	77.1%	2.6%
Costco Wholesale Corp	77.0%	2.1%
Roper Technologies Inc	63.7%	1.8%

ANNUAL MEETING

The Volumetric Fund Annual Meeting of shareholders will be held in late summer or early fall. Shareholders of record will be entitled to receive proxy material and an invitation to attend the meeting.

At the meeting, as described in the Proxy Statement that you will receive at a later date, you will be asked to elect nine directors and to ratify the appointment of BBD, LLP, as the independent registered public accounting firm, of the Fund, for calendar year 2020. We will also review Volumetric Fund’s year to date performance.

PRIVACY POLICY

Volumetric Fund, Inc. and its affiliate Volumetric Advisers, Inc. have always worked hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

We limit information about you to those of our employees who are involved in servicing your account and outside companies that are used to service and maintain your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.

This notice complies with Federal law and SEC regulations regarding privacy.  If you have any questions or concerns please contact us at Volumetric Fund, Inc.

UPDATE AND OTHER NEWS

We are pleased to announce that as of this writing, April 9, 2020, Volumetric Fund’s NAV reached $18.64, up 4.06% since March 31, 2020. As you may be aware, the Dow Jones Industrial Average is having its worst first quarterly start in the 124 year history of the index as a result of the Covid-19 pandemic. The already weakened oil demand along with the OPEC oil dispute, has also hindered the Dow Jones Industrial Average. However, we went into the “Coronavirus” crash strong. On February 12, 2020 the Dow Jones Industrial Average, the NASDAQ and S&P 500 index all finished at record highs. Subsequently, on February 20, 2020, Volumetric Fund hit an all time high.

As of this writing, our Volume Indicator has an overall stock market indicator of a neutral, since March 27th.  This indicator measures money flows into and out of the stock market. (A value of +3 is the most bullish, and a value of -3 is the most bearish). Our stock market indicator fluctuates daily, and currently dictates a cautious investing environment, and consequently our cash and money market positions are at 35.5% as of April 9th.

Thank you for your continued trust and confidence. If you are interested in obtaining our prospectus and general information about the Fund, please visit our website, www.volumetric.com. Also, do not hesitate to call us at 800-541-FUND, if you have any questions.

April 9, 2020

Gabriel GibsIrene ZawitkowskiJeffrey Gibs

Chair EmeritusChair & CEOPresident

       Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

U.S. Bank N.A.

Milwaukee, WI  53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Gabriel J. Gibs

  Chair Emeritus, Portfolio Co-Manager

Irene J. Zawitkowski

  Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

  President, Portfolio Co-Manager, CCO

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of March 31, 2020, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for quarter ending March 31, 2020. Transfers are recognized at the end of the reporting periods.

ITEM 2.CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act,

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By /s/    Irene Zawitkowski                                          April 16, 2020

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      Irene Zawitkowski, CEO                                         Date

Date: April 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/    Irene Zawitkowski                                          April 16, 2020

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      Irene Zawitkowski, CEO                                         Date

By /s/    Jeffrey Gibs                                        April 16, 2020

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      Jeffrey Gibs, President                                           Date